John Hancock
Emerging Markets Debt Fund
Quarterly portfolio holdings 5/31/2023

Fund’s investments
As of 5-31-23 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Foreign government obligations 47.0%					$422,686,454
(Cost $543,860,080)
Angola 0.3%					2,234,316
Republic of Angola
Bond (A)	9.125	11-26-49		3,000,000	2,234,316
Argentina 2.5%					22,181,594
Provincia de Buenos Aires
Bond (5.250% to 9-1-23, then 6.375% to 9-1-24, then 6.625% thereafter) (A)	5.250	09-01-37		10,689,333	3,392,812
Provincia de Rio Negro
Bond (6.625% to 9-10-23, then 6.875% thereafter) (A)	6.625	03-10-28		2,462,111	1,364,100
Republic of Argentina
Bond (0.500% to 7-9-23, then 0.750% to 7-9-27, then 1.750% thereafter)	0.500	07-09-30		9,390,259	2,464,949
Bond (1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.375% to 7-9-28, then 5.000% thereafter)	1.500	07-09-46		4,300,000	1,010,843
Bond (1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter)	1.500	07-09-35		27,207,840	6,315,920
Bond (3.875% to 7-9-23, then 4.250% to 7-9-24, then 5.000% thereafter)	3.875	01-09-38		26,540,579	7,632,970
Armenia 0.3%					3,110,000
Republic of Armenia
Bond (A)	3.600	02-02-31		4,000,000	3,110,000
Bahrain 2.4%					21,929,739
Kingdom of Bahrain
Bond (A)	5.250	01-25-33		6,000,000	5,100,960
Bond (A)	7.000	10-12-28		3,450,000	3,488,778
Bond (A)	7.375	05-14-30		8,700,000	8,765,424
Bond (A)	7.750	04-18-35		4,650,000	4,574,577
Brazil 2.0%					17,581,371
Federative Republic of Brazil
Note	10.000	01-01-27	BRL	88,000,000	17,581,371
Colombia 1.4%					12,358,974
Republic of Colombia
Bond	3.125	04-15-31		7,770,000	5,764,177
Bond	5.000	06-15-45		6,900,000	4,572,107
Bond	5.200	05-15-49		3,000,000	2,022,690
Dominican Republic 2.1%					19,081,572
Government of Dominican Republic
Bond (A)	5.300	01-21-41		5,000,000	3,869,857
Bond (A)	5.875	01-30-60		5,350,000	3,960,411
Bond	5.875	01-30-60		1,500,000	1,110,926
Bond (A)	5.950	01-25-27		1,500,000	1,464,765
Bond	5.950	01-25-27		900,000	878,859
Bond	6.850	01-27-45		5,800,000	5,126,564
Bond (A)	6.875	01-29-26		2,650,000	2,670,190
Egypt 2.1%					19,051,876
Arab Republic of Egypt
Bond (A)	3.875	02-16-26		5,000,000	3,383,000
Bond (A)	5.875	06-11-25		3,000,000	2,304,750
Bond (A)	7.500	01-31-27		3,700,000	2,505,314
Bond (A)	7.903	02-21-48		9,200,000	4,485,736
Bond	7.903	02-21-48		2,000,000	975,160
Bond	8.500	01-31-47		4,600,000	2,311,408
2	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Egypt (continued)
Bond (A)	8.875	05-29-50		6,000,000	$3,086,508
El Salvador 0.3%					2,809,204
Republic of El Salvador
Bond	9.500	07-15-52		5,000,000	2,809,204
Georgia 0.1%					894,710
Republic of Georgia
Bond (A)	2.750	04-22-26		1,000,000	894,710
Ghana 0.6%					5,131,286
Republic of Ghana
Bond	7.625	05-16-29		3,275,000	1,314,094
Bond (A)	7.875	02-11-35		1,200,000	480,192
Bond	8.125	01-18-26		3,150,000	1,323,000
Bond	8.950	03-26-51		5,300,000	2,014,000
Honduras 0.1%					947,894
Republic of Honduras
Bond (A)	6.250	01-19-27		1,050,000	947,894
Hungary 0.3%					2,845,500
Republic of Hungary
Bond (A)	6.125	05-22-28		2,800,000	2,845,500
Indonesia 2.0%					17,904,676
Republic of Indonesia
Bond (A)	4.750	01-08-26		6,350,000	6,355,272
Bond	6.625	02-17-37		2,421,000	2,772,001
Bond	7.000	09-15-30	IDR	127,000,000,000	8,777,403
Iraq 0.6%					5,816,990
Republic of Iraq
Bond	5.800	01-15-28		6,298,750	5,816,990
Ivory Coast 0.8%					6,745,615
Republic of Ivory Coast
Bond (A)	4.875	01-30-32	EUR	8,350,000	6,745,615
Kenya 0.5%					4,677,825
Republic of Kenya
Bond (A)	8.000	05-22-32		3,000,000	2,411,688
Bond (A)	8.250	02-28-48		3,100,000	2,266,137
Mexico 1.1%					9,489,499
Government of Mexico
Bond	5.750	03-05-26	MXN	185,000,000	9,489,499
Morocco 0.9%					8,143,671
Kingdom of Morocco
Bond (A)	4.000	12-15-50		6,500,000	4,299,880
Bond (A)	5.950	03-08-28		3,800,000	3,843,791
Namibia 0.4%					3,225,240
Republic of Namibia
Bond (A)	5.250	10-29-25		3,400,000	3,225,240
Nigeria 1.9%					17,105,925
Federal Republic of Nigeria
Bond	7.625	11-28-47		2,550,000	1,670,576
Bond (A)	7.696	02-23-38		2,600,000	1,794,021
Bond (A)	7.875	02-16-32		2,000,000	1,567,400
Bond	7.875	02-16-32		4,500,000	3,526,650
Bond (A)	8.375	03-24-29		5,500,000	4,758,578
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	3

	Rate (%)	Maturity date	Par value^	Value
Nigeria (continued)
Bond	9.248	01-21-49	5,000,000	$3,788,700
Oman 2.5%				22,801,108
Sultanate of Oman
Bond	5.625	01-17-28	6,000,000	5,937,960
Bond	6.750	01-17-48	11,500,000	10,816,210
Bond (A)	7.000	01-25-51	6,250,000	6,046,938
Panama 0.5%				4,415,156
Republic of Panama
Bond	6.700	01-26-36	3,050,000	3,255,305
Bond	8.875	09-30-27	1,000,000	1,159,851
Peru 0.2%				2,157,389
Republic of Peru
Bond (B)	3.550	03-10-51	3,000,000	2,157,389
Philippines 1.3%				11,812,904
Republic of the Philippines
Bond	3.950	01-20-40	8,600,000	7,396,788
Bond	5.170	10-13-27	4,300,000	4,416,116
Poland 0.7%				6,042,283
Republic of Poland
Bond	4.875	10-04-33	3,020,000	3,008,693
Bond	5.500	04-04-53	3,020,000	3,033,590
Qatar 5.2%				47,001,668
State of Qatar
Bond	3.375	03-14-24	6,700,000	6,599,500
Bond	4.500	04-23-28	24,100,000	24,314,490
Bond (A)	4.817	03-14-49	10,000,000	9,500,960
Bond	4.817	03-14-49	2,500,000	2,375,240
Bond (A)	5.103	04-23-48	4,250,000	4,211,478
Saudi Arabia 6.3%				56,484,171
Kingdom of Saudi Arabia
Bond (A)	2.250	02-02-33	7,760,000	6,309,051
Bond	4.000	04-17-25	21,000,000	20,710,620
Bond (A)	5.000	01-18-53	12,600,000	11,560,500
Bond (A)	5.250	01-16-50	18,650,000	17,904,000
Senegal 0.3%				2,468,375
Republic of Senegal
Bond (A)	6.250	05-23-33	1,600,000	1,274,000
Bond	6.250	05-23-33	1,500,000	1,194,375
Serbia 0.1%				975,000
Republic of Serbia
Bond (A)	2.125	12-01-30	1,300,000	975,000
South Africa 1.6%				14,348,772
Republic of South Africa
Bond	4.300	10-12-28	3,300,000	2,838,660
Bond	5.875	04-20-32	8,000,000	6,871,040
Bond	7.300	04-20-52	5,800,000	4,639,072
South Korea 0.3%				2,920,256
Korea Development Bank
Bond	4.250	09-08-32	3,000,000	2,920,256
Sri Lanka 0.3%				2,717,054
Republic of Sri Lanka
4	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Sri Lanka (continued)
Bond	6.750	04-18-28	7,500,000	$2,717,054
Turkey 3.8%				34,297,411
Istanbul Metropolitan Municipality
Bond (A)(B)	6.375	12-09-25	8,150,000	7,062,912
Republic of Turkey
Bond	4.250	04-14-26	2,500,000	2,175,000
Bond	5.875	06-26-31	10,000,000	7,950,000
Bond	5.950	01-15-31	5,000,000	4,031,000
Bond	6.000	01-14-41	18,650,000	13,078,499
Ukraine 0.6%				5,179,374
Republic of Ukraine
Bond (A)	7.253	03-15-35	22,800,000	4,164,374
GDP-Linked Bond (C)*	(0.304)	08-01-41	3,500,000	1,015,000
Uzbekistan 0.6%				5,798,056
Republic of Uzbekistan
Bond (A)	3.700	11-25-30	2,700,000	2,158,056

Bond (A)	5.375	02-20-29	4,000,000	3,640,000
Corporate bonds 49.8%				$448,568,346
(Cost $557,910,847)
Austria 1.0%				9,358,277
Klabin Austria GmbH (A)	4.875	09-19-27	5,800,000	5,599,477
Klabin Austria GmbH (A)	7.000	04-03-49	4,000,000	3,758,800
Brazil 5.0%				44,788,542
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30	6,900,000	5,613,150
Globo Comunicacao e Participacoes SA (A)	5.500	01-14-32	3,000,000	2,393,100
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31	5,797,510	4,250,975
Odebrecht Holdco Finance, Ltd. (A)(D)	14.869	09-10-58	1,671,394	11,700
Odebrecht Holdco Finance, Ltd. (D)	14.869	09-10-58	1,396,835	9,778
Odebrecht Offshore Drilling Finance, Ltd. (0.000% Cash and 7.720% PIK) (A)	7.720	12-01-26	2,211,182	442,236
Odebrecht Oil & Gas Finance, Ltd., Zero Coupon (A)(E)	0.000	07-04-23	253,378	222
OEC Finance, Ltd. (7.500% Cash or 10.500% PIK) (A)(E)	7.500	07-03-23	1,733,875	150,847
OEC Finance, Ltd. (0.343% Cash or 7.360% PIK)	7.703	12-27-33	1,327,321	46,456
Petrobras Global Finance BV	5.093	01-15-30	7,122,000	6,656,129
Petrobras Global Finance BV	5.600	01-03-31	7,600,000	7,263,745
Petrobras Global Finance BV	6.850	06-05-15	10,376,000	8,839,907
Vale Overseas, Ltd.	3.750	07-08-30	3,000,000	2,655,052
Vale Overseas, Ltd.	6.875	11-21-36	6,210,000	6,455,245
Chile 1.7%				15,271,095
Colbun SA	3.950	10-11-27	4,000,000	3,791,239
Corp. Nacional del Cobre de Chile (A)	5.125	02-02-33	4,800,000	4,769,128
Enel Americas SA	4.000	10-25-26	4,000,000	3,860,000
Sociedad Quimica y Minera de Chile SA (A)	4.250	05-07-29	3,000,000	2,850,728
China 0.7%				6,221,733
State Grid Overseas Investment 2014, Ltd. (B)	4.850	05-07-44	6,235,000	6,221,733
Colombia 1.4%				13,017,394
Ecopetrol SA	5.875	05-28-45	9,700,000	6,385,324
Empresas Publicas de Medellin ESP (A)	4.250	07-18-29	2,300,000	1,782,752
Grupo Energia Bogota SA ESP (A)	4.875	05-15-30	2,200,000	1,987,700
Promigas SA ESP (A)	3.750	10-16-29	3,500,000	2,861,618
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	5

	Rate (%)	Maturity date	Par value^	Value
Costa Rica 1.0%				$9,305,001
Instituto Costarricense de Electricidad	6.375	05-15-43	10,980,000	9,305,001
Dominican Republic 1.3%				11,226,186
Aeropuertos Dominicanos Siglo XXI SA (A)	6.750	03-30-29	4,150,000	4,051,189
Aeropuertos Dominicanos Siglo XXI SA	6.750	03-30-29	7,350,000	7,174,997
Guatemala 0.9%				8,148,016
CT Trust (A)	5.125	02-03-32	5,600,000	4,414,016
Investment Energy Resources, Ltd. (A)	6.250	04-26-29	4,000,000	3,734,000
Hong Kong 0.4%				4,029,080
Sinochem Overseas Capital Company, Ltd.	6.300	11-12-40	4,000,000	4,029,080
India 1.7%				15,063,625
Adani Ports & Special Economic Zone, Ltd. (A)	3.100	02-02-31	4,500,000	3,165,626
Adani Ports & Special Economic Zone, Ltd. (A)	4.200	08-04-27	4,100,000	3,528,209
Adani Ports & Special Economic Zone, Ltd. (A)	4.375	07-03-29	3,500,000	2,819,236
Shriram Finance, Ltd. (A)	4.400	03-13-24	5,700,000	5,550,554
Indonesia 4.9%				43,762,021
Cikarang Listrindo Tbk PT (A)	4.950	09-14-26	7,750,000	7,324,086
Pertamina Persero PT (A)	4.700	07-30-49	7,000,000	5,757,500
Pertamina Persero PT	6.000	05-03-42	8,200,000	7,975,585
Pertamina Persero PT (A)	6.000	05-03-42	14,300,000	13,908,643
Pertamina Persero PT (A)	6.450	05-30-44	8,500,000	8,796,207
Luxembourg 3.5%				31,543,388
Hidrovias International Finance SARL (A)	4.950	02-08-31	6,000,000	4,621,187
Kenbourne Invest SA (A)	4.700	01-22-28	3,881,000	2,654,643
Kenbourne Invest SA (A)	6.875	11-26-24	2,485,000	2,017,895
Millicom International Cellular SA (A)	4.500	04-27-31	758,000	567,720
Millicom International Cellular SA (A)	5.125	01-15-28	5,220,000	4,496,128
Petrorio Luxembourg Trading Sarl (A)	6.125	06-09-26	8,750,000	8,281,123
Rede D’or Finance Sarl (A)	4.500	01-22-30	4,265,000	3,590,709
Simpar Europe SA (A)	5.200	01-26-31	7,000,000	5,313,983
Mauritius 1.5%				13,284,122
HTA Group, Ltd. (A)	7.000	12-18-25	4,900,000	4,532,500
MTN Mauritius Investments, Ltd. (A)	4.755	11-11-24	5,950,000	5,804,524
MTN Mauritius Investments, Ltd.	6.500	10-13-26	3,000,000	2,947,098
Mexico 10.4%				93,961,060
Banco Mercantil del Norte SA (7.500% to 6-27-29, then 10 Year CMT + 5.470%) (A)(E)	7.500	06-27-29	2,200,000	1,898,641
Braskem Idesa SAPI (A)	6.990	02-20-32	4,790,000	3,281,962
Cemex SAB de CV (A)	3.875	07-11-31	7,750,000	6,442,549
Credito Real SAB de CV (E)(F)	9.125	11-29-27	3,500,000	38,500
Credito Real SAB de CV (A)(F)	9.500	02-07-26	11,760,000	1,418,146
Cydsa SAB de CV (A)	6.250	10-04-27	7,600,000	7,030,000
Cydsa SAB de CV	6.250	10-04-27	943,000	872,275
Industrias Penoles SAB de CV (A)	5.650	09-12-49	5,600,000	5,054,000
Infraestructura Energetica Nova SAPI de CV (A)	4.750	01-15-51	5,700,000	4,203,750
Infraestructura Energetica Nova SAPI de CV (A)	4.875	01-14-48	2,800,000	2,107,000
Mexico City Airport Trust	3.875	04-30-28	6,000,000	5,543,669
Mexico City Airport Trust (A)	5.500	10-31-46	7,100,000	5,435,176
Mexico City Airport Trust (A)	5.500	07-31-47	6,900,000	5,277,393
Mexico City Airport Trust	5.500	07-31-47	4,000,000	3,059,358
Petroleos Mexicanos	6.625	06-15-35	10,880,000	7,350,478
6	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Mexico (continued)
Petroleos Mexicanos	7.690	01-23-50	38,000,000	24,629,359
Petroleos Mexicanos (A)	10.000	02-07-33	5,000,000	4,484,600
Trust Fibra Uno (A)	6.950	01-30-44	6,600,000	5,489,204
Unifin Financiera SAB de CV (A)(F)	8.375	01-27-28	11,500,000	345,000
Mongolia 0.4%				$3,523,882
Mongolian Mining Corp. Resources LLC (A)	9.250	04-15-24	4,000,000	3,523,882
Netherlands 2.6%				22,957,095
Braskem Netherlands Finance BV (A)	4.500	01-10-28	11,150,000	10,163,591
Metinvest BV	7.750	10-17-29	6,500,000	3,510,000
Prosus NV (A)	4.027	08-03-50	8,870,000	5,368,504
VEON Holdings BV (A)(B)	4.950	06-16-24	4,350,000	3,915,000
Panama 0.8%				7,550,319
AES Panama Generation Holdings SRL (A)	4.375	05-31-30	3,468,666	3,028,319
Banco General SA (A)	4.125	08-07-27	4,750,000	4,522,000
Paraguay 0.3%				2,302,200
Telefonica Celular del Paraguay SA (A)	5.875	04-15-27	2,500,000	2,302,200
Peru 3.7%				33,264,510
Atlantica Transmision Sur SA (A)	6.875	04-30-43	5,828,125	5,471,152
Banco BBVA Peru SA (5.250% to 9-22-24, then 5 Year CMT + 2.750%) (A)	5.250	09-22-29	2,300,000	2,240,042
Cia de Minas Buenaventura SAA (A)	5.500	07-23-26	4,000,000	3,437,274
Consorcio Transmantaro SA (A)	5.200	04-11-38	5,000,000	4,581,052
InRetail Consumer (A)	3.250	03-22-28	6,000,000	5,106,221
Kallpa Generacion SA (A)	4.875	05-24-26	2,890,000	2,803,300
Petroleos del Peru SA (A)	5.625	06-19-47	9,180,000	5,573,880
Volcan Cia Minera SAA (A)	4.375	02-11-26	6,000,000	4,051,589
Singapore 1.9%				17,284,375
LLPL Capital Pte, Ltd. (A)	6.875	02-04-39	5,955,120	5,326,259
Medco Bell Pte, Ltd. (A)	6.375	01-30-27	6,800,000	6,132,616
Medco Oak Tree Pte, Ltd. (A)	7.375	05-14-26	6,100,000	5,825,500
Thailand 0.9%				8,079,295
GC Treasury Center Company, Ltd. (A)	5.200	03-30-52	3,000,000	2,536,955
PTTEP Canada International Finance, Ltd. (A)(B)	6.350	06-12-42	2,600,000	2,709,207
Thaioil Treasury Center Company, Ltd. (A)	3.750	06-18-50	2,000,000	1,322,033
Thaioil Treasury Center Company, Ltd. (A)	5.375	11-20-48	1,800,000	1,511,100
Togo 0.4%				3,846,332
Banque Ouest Africaine de Developpement (A)	5.000	07-27-27	4,200,000	3,846,332
United Kingdom 1.6%				14,760,532
IHS Holding, Ltd. (A)	6.250	11-29-28	5,800,000	4,619,584
Liquid Telecommunications Financing PLC (A)	5.500	09-04-26	6,000,000	3,593,016
MARB BondCo PLC (A)	3.950	01-29-31	9,000,000	6,547,932
United States 1.8%				16,020,266
ATP Tower Holdings LLC (A)	4.050	04-27-26	2,000,000	1,712,974
JBS USA LUX SA (A)	3.625	01-15-32	5,000,000	4,045,534
Kosmos Energy, Ltd. (A)	7.750	05-01-27	3,200,000	2,728,617
Sasol Financing USA LLC	5.500	03-18-31	9,700,000	7,533,141

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	7

	Shares	Value
Common stocks 0.1%		$487,731
(Cost $5,909,631)
Canada 0.1%		487,731
Frontera Energy Corp. (C)	62,290	487,731

	Yield (%)	Shares	Value
Short-term investments 1.7%			$15,074,638
(Cost $15,074,910)
Short-term funds 0.7%			6,074,638
John Hancock Collateral Trust (G)	4.5317(H)	607,743	6,074,638

	Par value^	Value
Repurchase agreement 1.0%		9,000,000
Barclays Tri-Party Repurchase Agreement dated 5-31-23 at 5.040% to be repurchased at $9,001,260 on 6-1-23, collateralized by $9,566,200 U.S. Treasury Notes, 0.500% - 3.125% due 3-31-25 to 8-31-27 (valued at $9,181,342)	9,000,000	9,000,000

Total investments (Cost $1,122,755,468) 98.6%	$886,817,169
Other assets and liabilities, net 1.4%	12,794,621
Total net assets 100.0%	$899,611,790

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $489,419,882 or 54.4% of the fund’s net assets as of 5-31-23.
(B)	All or a portion of this security is on loan as of 5-31-23. The value of securities on loan amounted to $5,973,390.
(C)	Non-income producing security.
(D)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Non-income producing - Issuer is in default.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(H)	The rate shown is the annualized seven-day yield as of 5-31-23.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following sector composition as a percentage of net assets on 5-31-23:
Foreign government obligations	47.0%
Energy	16.0%
Materials	9.4%
Industrials	6.3%
Utilities	6.2%
Communication services	5.2%
Financials	4.0%
Consumer staples	1.8%
Consumer discretionary	0.6%
Health care	0.4%
Short-term investments and other	3.1%
TOTAL	100.0%
8	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	33,000	Long	Sep 2023	$37,409,212	$37,764,375	$355,163
						$355,163
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	9,101,424	MXN	167,500,000	GSI	7/19/2023	—	$(274,529)
						—	$(274,529)

Derivatives Currency Abbreviations
MXN	Mexican Peso
USD	U.S. Dollar

Derivatives Abbreviations
GSI	Goldman Sachs International
OTC	Over-the-counter
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	9

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2023, by major security category or type:
	Total value at 5-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Foreign government obligations	$422,686,454	—	$422,686,454	—
Corporate bonds	448,568,346	—	448,568,346	—
Common stocks	487,731	$487,731	—	—
Short-term investments	15,074,638	6,074,638	9,000,000	—
Total investments in securities	$886,817,169	$6,562,369	$880,254,800	—
Derivatives:
Assets
Futures	$355,163	$355,163	—	—
Liabilities
Forward foreign currency contracts	(274,529)	—	$(274,529)	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	607,743	$19,322,766	$26,073,292	$(39,319,131)	$(5,351)	$3,062	$84,222	—	$6,074,638
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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